Deposits	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Deposits	Deposits
Time deposits in denominations of $250,000 or more totaled $549 million at Dec. 31, 2021 and $1.2 billion at Dec. 31, 2020.

At Dec. 31, 2021, the scheduled maturities of total time deposits are $576 million in 2022, $2 million in 2023 and $1 million in 2024. No time deposits are scheduled to mature after 2024.